Client Project Name:	PRKCM 2026-AFC4
Start - End Dates:	2/9/2026 - 5/29/2026
Deal Loan Count:	329

Conditions Report 2.0

Loans in Report	329
Loans with Conditions:	52

0 - Total Active Conditions

59 - Total Satisfied Conditions

44 - Credit Review Scope
4 - Category: Application
2 - Category: Assets
3 - Category: Credit/Mtg History
1 - Category: DTI
1 - Category: Income/Employment
5 - Category: Insurance
13 - Category: Legal Documents
15 - Category: Terms/Guidelines
2 - Property Valuations Review Scope
1 - Category: Appraisal
1 - Category: Property
13 - Compliance Review Scope
7 - Category: Documentation
1 - Category: Federal Consumer Protection
2 - Category: RESPA
3 - Category: TILA/RESPA Integrated Disclosure
3 - Total Waived Conditions

3 - Credit Review Scope
2 - Category: Assets
1 - Category: Credit/Mtg History

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